Condensed Balance Sheets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 119,561,152	$ 136,859,336	$ 133,269,694	$ 12,115,771
Deferred tax assets	2,837,892	2,898,399
Other current assets	3,624,590	2,192,988
Total current assets	189,687,747	170,711,942
Investment in subsidiaries and VIE	6,055,343	2,434,689
Non-current deferred tax assets	1,105,816	537,988
Other non-current assets	1,025,917	928,496
Total assets	205,369,468	180,942,359
Current liabilities
Other current liabilities	11,951,894	5,062,950
Total current liabilities	26,324,718	16,795,655
Uncertain tax position liabilities	1,451,897	1,272,219
Other non-current liabilities	2,087,028	1,854,762
Total liabilities	29,863,643	19,922,636
Shareholders' equity
Ordinary shares ($0.0005 par value): 94,100,000 shares authorized, 27,962,586 shares issued and outstanding as of December 31, 2011, and 28,279,528 shares issued and 27,434,389 shares outstanding as of December 31, 2012	14,140	13,981
Treasury stock (845,139 ordinary shares as of December 31, 2012)	(8,520,763)
Additional paid-in capital	123,310,962	118,905,004
Retained earnings	53,357,034	38,387,488
Accumulated other comprehensive income	5,049,978	3,713,250
Total shareholders' equity	173,211,351	161,019,723
Total Liabilities and Equity	205,369,468	180,942,359
Parent Company
Current assets
Cash and cash equivalents	50,987,910	84,371,832	105,813,807	24,561
Due from subsidiaries and VIEs	39,383,242	22,789,147
Deferred tax assets	52,879	52,879
Other current assets	418,211	197,363
Total current assets	90,842,242	107,411,221
Investment in subsidiaries and VIE	80,456,741	55,580,144
Non-current deferred tax assets	361,338	414,217
Other non-current assets	2,217
Total assets	171,662,538	163,405,582
Current liabilities
Other current liabilities	339,302	758,674
Total current liabilities	339,302	758,674
Uncertain tax position liabilities	436,894	267,505
Other non-current liabilities	1,186,104	1,359,680
Total liabilities	1,962,300	2,385,859
Shareholders' equity
Ordinary shares ($0.0005 par value): 94,100,000 shares authorized, 27,962,586 shares issued and outstanding as of December 31, 2011, and 28,279,528 shares issued and 27,434,389 shares outstanding as of December 31, 2012	14,140	13,981
Treasury stock (845,139 ordinary shares as of December 31, 2012)	(8,520,763)
Additional paid-in capital	119,799,849	118,905,004
Retained earnings	53,357,034	38,387,488
Accumulated other comprehensive income	5,049,978	3,713,250
Total shareholders' equity	169,700,238	161,019,723
Total Liabilities and Equity	$ 171,662,538	$ 163,405,582